Finance income and costs	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended March 31,
	2026	2025
	€m	€m

Interest income	0.7	1.5
Hedge ineffectiveness on cross currency and interest rate swaps	4.2	—
Net foreign exchange gains on translation of financial assets and financial liabilities	2.6	—
Finance income	7.5	1.5
Interest expense (a)	(27.5)	(28.0)
Net pension interest costs	(1.1)	(1.2)
Amortization of debt discounts and borrowing costs	(0.3)	(1.8)
Net foreign exchange losses arising on translation of financial assets and liabilities	—	(4.6)
Finance costs	(28.9)	(35.6)
Net finance costs	(21.4)	(34.1)